Convertible note liability (Details)				6 Months Ended	12 Months Ended
	Aug. 20, 2024 $ / shares	Jan. 25, 2024 USD ($) $ / shares	Jan. 15, 2024 USD ($) item	Sep. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Sep. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Jan. 25, 2023 $ / shares
Convertible note liability
Number of days prior to effective initial registration statement for first reset date		5 days
Period of closing date considered for second reset date		3 months
Exercise price of warrants per share | $ / shares				$ 862.5	$ 862.5
Investors
Convertible note liability
Exercise price of warrants per share | $ / shares	$ 37.5
Warrant outstanding term	2 years
Convertible note liability
Convertible note liability
Aggregate principal amount						$ 185,976	$ 3,125,000
Threshold period for volume-weighted average price		30 days	30 days
Convertible note liability | Maximum
Convertible note liability
Senior secured convertible notes | item			4
Convertible note liability | Investors
Convertible note liability
Threshold period for payment of price difference between VWAP and conversion price in cash or in shares		35 days
Convertible note liability | Investors | Maximum
Convertible note liability
Aggregate principal amount			$ 12,500,000
Subscription amount			10,000,000
First Tranche Note
Convertible note liability
Interest rate		8.00%
Initial Conversion Price | $ / shares		$ 750
First Tranche Note | Until the First Reset Date
Convertible note liability
Conversion floor price | $ / shares		75
First Tranche Note | On the Second Reset Date
Convertible note liability
Conversion floor price | $ / shares		$ 37.5
First Tranche Note | Investors
Convertible note liability
Notional amount		$ 3,125,000	3,125,000
Proceeds received from convertible note		2,500,000	$ 2,500,000	$ 1,000,000	$ 2,500,000
Conversion floor price | $ / shares								$ 0
Second Tranche Note
Convertible note liability
Notional amount				1,250,000
Debt conversion original debt amount				1,087,790
Borrowings				$ 162,210
Second Tranche Note | Until the First Reset Date
Convertible note liability
Proceeds received from convertible note		$ 1,250,000
Second Tranche Note | On the Second Reset Date
Convertible note liability
Interest rate		8.00%
Second Tranche Note | Investors
Convertible note liability
Notional amount		$ 1,000,000